Shareholder Fees - Class S - Thrivent Moderately Conservative Allocation Fund - Class S	Feb. 28, 2021
Shareholder Fees:
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of the original purchase price or current net asset value)	none